First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 91.5%
	Automotive – 0.6%
$3,050,000	Adient US LLC (a) (b)	7.00%	05/15/26	$3,345,472
	Banking – 0.4%
1,165,000	Ally Financial, Inc.	8.00%	11/01/31	1,638,980
612,000	Ally Financial, Inc. (b)	8.00%	11/01/31	862,138
				2,501,118
	Basic Industry – 6.6%
4,345,000	Builders FirstSource, Inc. (a)	6.75%	06/01/27	4,771,016
4,111,000	Core & Main L.P. (a)	6.13%	08/15/25	4,233,754
2,050,000	Cornerstone Building Brands, Inc. (a) (b)	8.00%	04/15/26	2,155,114
900,000	Freeport-McMoRan, Inc.	5.25%	09/01/29	955,665
2,445,000	JELD-WEN, Inc. (a) (b)	4.88%	12/15/27	2,537,537
2,979,000	KB Home (b)	7.50%	09/15/22	3,348,581
500,000	Lennar Corp. (b)	5.88%	11/15/24	564,583
3,500,000	LGI Homes, Inc. (a)	6.88%	07/15/26	3,706,841
3,180,000	Meritage Homes Corp. (b)	6.00%	06/01/25	3,602,670
2,862,000	Novelis Corp. (a)	5.88%	09/30/26	3,040,367
2,045,000	Olin Corp. (b)	5.13%	09/15/27	2,136,008
3,260,000	PQ Corp. (a) (b)	6.75%	11/15/22	3,349,627
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (b)	5.88%	06/15/24	4,096,000
				38,497,763
	Capital Goods – 8.3%
1,065,000	Amsted Industries, Inc. (a) (b)	5.63%	07/01/27	1,135,186
2,675,000	Berry Global, Inc. (a) (b)	4.50%	02/15/26	2,720,074
1,470,000	EnerSys (a)	4.38%	12/15/27	1,470,000
4,100,000	Mauser Packaging Solutions Holding Co. (a) (b)	5.50%	04/15/24	4,235,136
2,360,000	Moog, Inc. (a)	4.25%	12/15/27	2,425,254
2,840,000	Owens-Brockway Glass Container, Inc. (a)	5.00%	01/15/22	2,944,455
2,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (a)	5.13%	07/15/23	2,045,190
2,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (a)	7.00%	07/15/24	2,172,187
3,725,000	Sealed Air Corp. (a)	5.50%	09/15/25	4,094,390
5,445,000	Terex Corp. (a) (b)	5.63%	02/01/25	5,615,156
2,760,000	TransDigm, Inc. (a)	6.25%	03/15/26	2,981,832
6,455,000	TransDigm, Inc. (a) (b)	5.50%	11/15/27	6,506,640
2,375,000	Trident TPI Holdings, Inc. (a)	9.25%	08/01/24	2,417,548
2,660,000	Trident TPI Holdings, Inc. (a) (b)	6.63%	11/01/25	2,421,704
835,000	Triumph Group, Inc. (a)	6.25%	09/15/24	863,002
4,330,000	Triumph Group, Inc.	7.75%	08/15/25	4,242,491
				48,290,245
	Consumer Goods – 7.6%
3,245,000	Cott Holdings, Inc. (a)	5.50%	04/01/25	3,373,453
3,000,000	First Quality Finance Co., Inc. (a)	5.00%	07/01/25	3,143,745
3,840,000	Kronos Acquisition Holdings, Inc. (a) (b)	9.00%	08/15/23	3,699,053
1,585,000	Mattel, Inc. (a) (b)	5.88%	12/15/27	1,669,005
850,000	Newell Brands, Inc.	4.20%	04/01/26	888,330
893,000	Newell Brands, Inc.	5.38%	04/01/36	982,162
3,965,000	Performance Food Group, Inc. (a)	5.50%	06/01/24	4,055,858
2,160,000	Performance Food Group, Inc. (a)	5.50%	10/15/27	2,278,854
2,000,000	Pilgrim’s Pride Corp. (a)	5.75%	03/15/25	2,059,170
3,610,000	Post Holdings, Inc. (a)	5.00%	08/15/26	3,734,004
1,765,000	Post Holdings, Inc. (a) (b)	5.75%	03/01/27	1,866,174

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Goods (Continued)
$3,900,000	Prestige Brands, Inc. (a) (b)	6.38%	03/01/24	$4,030,006
1,325,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	1,387,938
1,655,000	Scotts Miracle-Gro (The) Co. (a) (b)	4.50%	10/15/29	1,715,035
3,910,000	Spectrum Brands, Inc. (b)	5.75%	07/15/25	4,071,248
481,000	Spectrum Brands, Inc. (a)	5.00%	10/01/29	501,203
1,500,000	TreeHouse Foods, Inc. (a)	6.00%	02/15/24	1,544,378
3,240,000	US Foods, Inc. (a) (b)	5.88%	06/15/24	3,320,077
				44,319,693
	Energy – 8.4%
1,600,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp. (b)	5.38%	09/15/24	1,420,800
2,000,000	Antero Resources Corp.	5.13%	12/01/22	1,728,560
1,560,000	Archrock Partners L.P./Archrock Partners Finance Corp. (a)	6.25%	04/01/28	1,608,750
1,919,000	Centennial Resource Production LLC (a)	6.88%	04/01/27	1,918,659
1,250,000	Chesapeake Energy Corp. (a)	11.50%	01/01/25	1,009,000
2,535,000	Denbury Resources, Inc. (a)	9.00%	05/15/21	2,388,604
5,435,000	EnLink Midstream LLC (b)	5.38%	06/01/29	4,931,298
1,525,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a)	5.00%	12/01/24	1,392,195
2,665,000	Laredo Petroleum, Inc.	9.50%	01/15/25	2,428,481
1,510,000	Laredo Petroleum, Inc.	10.13%	01/15/28	1,351,224
1,880,000	Matador Resources Co.	5.88%	09/15/26	1,844,891
1,875,000	MPLX L.P. (a) (b)	5.25%	01/15/25	1,971,192
4,685,000	Oasis Petroleum, Inc. (a)	6.25%	05/01/26	3,587,070
3,057,000	QEP Resources, Inc. (b)	5.63%	03/01/26	2,735,939
4,910,000	Southwestern Energy Co. (b)	7.50%	04/01/26	4,110,775
2,000,000	Targa Pipeline Partners L.P./Targa Pipeline Finance Corp. (b)	5.88%	08/01/23	2,002,500
3,300,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp. (b)	5.00%	01/15/28	3,365,414
1,645,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	6.88%	01/15/29	1,816,697
1,830,000	USA Compression Partners L.P./USA Compression Finance Corp.	6.88%	09/01/27	1,910,978
1,060,000	Western Midstream Operating L.P.	4.05%	02/01/30	1,058,738
835,000	Whiting Petroleum Corp.	5.75%	03/15/21	782,604
4,990,000	Whiting Petroleum Corp.	6.63%	01/15/26	2,816,356
875,000	WPX Energy, Inc.	4.50%	01/15/30	881,536
				49,062,261
	Financial Services – 3.7%
6,385,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp. (b)	6.25%	05/15/26	6,714,172
1,395,000	LPL Holdings, Inc. (a)	4.63%	11/15/27	1,422,900
3,385,000	MSCI, Inc. (a) (b)	5.75%	08/15/25	3,540,507
675,000	Nationstar Mortgage Holdings, Inc. (a)	6.00%	01/15/27	688,193
4,555,000	Springleaf Finance Corp. (b)	7.75%	10/01/21	4,910,700
1,540,000	Springleaf Finance Corp. (b)	6.13%	03/15/24	1,674,735
1,225,000	Springleaf Finance Corp. (b)	6.63%	01/15/28	1,380,391
1,011,000	Springleaf Finance Corp.	5.38%	11/15/29	1,053,209
				21,384,807
	Healthcare – 8.3%
1,500,000	Avantor, Inc. (a) (b)	6.00%	10/01/24	1,596,878
2,285,000	Avantor, Inc. (a)	9.00%	10/01/25	2,530,146
1,285,000	Bausch Health Americas, Inc. (a)	8.50%	01/31/27	1,456,034
780,000	Carriage Services, Inc. (a)	6.63%	06/01/26	832,921
2,000,000	Catalent Pharma Solutions, Inc. (a)	4.88%	01/15/26	2,060,695

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$2,400,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (a)	5.75%	03/01/25	$2,450,328
724,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	735,895
2,625,000	CHS/Community Health Systems, Inc. (a)	6.63%	02/15/25	2,658,285
6,580,000	CHS/Community Health Systems, Inc. (a) (b)	8.00%	03/15/26	6,870,007
1,210,000	Hill-Rom Holdings, Inc. (a) (b)	4.38%	09/15/27	1,240,670
1,000,000	Hologic, Inc. (a)	4.38%	10/15/25	1,020,415
3,000,000	IQVIA, Inc. (a)	5.00%	10/15/26	3,145,717
2,065,000	Par Pharmaceutical, Inc. (a)	7.50%	04/01/27	2,106,352
2,000,000	Service Corp International (b)	5.38%	05/15/24	2,053,545
4,750,000	Service Corp International (b)	7.50%	04/01/27	5,784,776
1,750,000	Teleflex, Inc.	4.63%	11/15/27	1,845,113
2,450,000	Tenet Healthcare Corp. (b)	8.13%	04/01/22	2,681,084
1,767,000	Tenet Healthcare Corp. (a) (b)	4.88%	01/01/26	1,834,367
2,300,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	2,507,057
3,245,000	West Street Merger Sub, Inc. (a)	6.38%	09/01/25	3,204,405
				48,614,690
	Insurance – 1.6%
3,357,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	3,547,845
990,000	AmWINS Group, Inc. (a)	7.75%	07/01/26	1,083,557
4,700,000	HUB International Ltd. (a)	7.00%	05/01/26	4,888,118
				9,519,520
	Leisure – 7.7%
5,450,000	Boyd Gaming Corp. (b)	6.38%	04/01/26	5,804,795
1,295,000	Boyd Gaming Corp. (a)	4.75%	12/01/27	1,326,533
2,220,000	Cedar Fair L.P. (a)	5.25%	07/15/29	2,346,207
1,980,000	Churchill Downs, Inc. (a)	4.75%	01/15/28	2,043,063
1,200,000	Eldorado Resorts, Inc. (b)	7.00%	08/01/23	1,244,242
1,200,000	Eldorado Resorts, Inc. (b)	6.00%	04/01/25	1,258,218
3,090,000	ESH Hospitality, Inc. (a)	5.25%	05/01/25	3,173,693
1,980,000	GLP Capital L.P./GLP Financing II, Inc.	5.38%	04/15/26	2,250,369
4,600,000	Hilton Domestic Operating Co., Inc. (b)	5.13%	05/01/26	4,830,218
3,120,000	Live Nation Entertainment, Inc. (a)	4.88%	11/01/24	3,232,601
500,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	515,325
3,900,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. (b)	5.63%	05/01/24	4,262,212
2,575,000	MGM Resorts International (b)	5.50%	04/15/27	2,837,264
4,400,000	Scientific Games International, Inc. (a)	8.25%	03/15/26	4,782,246
3,175,000	Scientific Games International, Inc. (a)	7.00%	05/15/28	3,356,419
845,000	Scientific Games International, Inc. (a)	7.25%	11/15/29	907,826
935,000	VICI Properties L.P./VICI Note Co., Inc. (a)	4.13%	08/15/30	948,721
				45,119,952
	Media – 8.3%
2,200,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.88%	05/01/27	2,322,941
3,330,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	3,429,817
818,000	Clear Channel Worldwide Holdings, Inc. (a)	9.25%	02/15/24	892,303
1,495,000	Clear Channel Worldwide Holdings, Inc. (a)	5.13%	08/15/27	1,542,616
3,500,000	CSC Holdings LLC (b)	5.25%	06/01/24	3,787,297
1,250,000	CSC Holdings LLC (a)	6.63%	10/15/25	1,322,800
725,000	CSC Holdings LLC (a)	10.88%	10/15/25	804,442
2,325,000	CSC Holdings LLC (a)	5.50%	04/15/27	2,471,707
1,180,000	CSC Holdings LLC (a)	5.75%	01/15/30	1,269,999
2,255,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	5.38%	08/15/26	2,250,436

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$4,989,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	6.63%	08/15/27	$4,673,945
900,000	DISH DBS Corp. (b)	5.88%	11/15/24	912,614
1,200,000	DISH DBS Corp.	7.75%	07/01/26	1,262,220
2,100,000	iHeartCommunications, Inc.	8.38%	05/01/27	2,287,614
1,255,000	iHeartCommunications, Inc. (a)	5.25%	08/15/27	1,310,659
1,250,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	1,276,400
1,050,000	Lamar Media Corp. (b)	5.38%	01/15/24	1,068,191
2,115,000	Lamar Media Corp. (b)	5.75%	02/01/26	2,235,238
3,520,000	Nexstar Broadcasting, Inc. (a)	5.63%	07/15/27	3,708,742
5,020,000	Sinclair Television Group, Inc. (a) (b)	5.50%	03/01/30	5,142,237
3,150,000	Sirius XM Radio, Inc. (a)	5.38%	07/15/26	3,330,511
875,000	TEGNA, Inc. (a)	4.63%	03/15/28	881,016
				48,183,745
	Real Estate – 0.4%
2,545,000	Realogy Group LLC/Realogy Co-Issuer Corp. (a)	5.25%	12/01/21	2,566,632
	Retail – 3.3%
3,365,000	Hanesbrands, Inc. (a)	4.63%	05/15/24	3,531,854
1,320,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) (b)	5.00%	06/01/24	1,360,702
3,300,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25%	06/01/26	3,465,082
3,100,000	L Brands, Inc. (b)	7.50%	06/15/29	3,336,298
4,835,000	Staples, Inc. (a) (b)	7.50%	04/15/26	4,962,035
2,500,000	Yum! Brands, Inc. (a)	4.75%	01/15/30	2,676,500
				19,332,471
	Services – 7.6%
4,000,000	Advanced Disposal Services, Inc. (a) (b)	5.63%	11/15/24	4,177,660
1,870,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	6.63%	07/15/26	1,991,548
2,760,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	9.75%	07/15/27	2,952,710
1,625,000	Aramark Services, Inc. (b)	4.75%	06/01/26	1,693,774
875,000	Ashtead Capital, Inc. (a)	4.00%	05/01/28	899,063
2,420,000	Clean Harbors, Inc. (a)	4.88%	07/15/27	2,551,285
3,545,000	Darling Ingredients, Inc. (a)	5.25%	04/15/27	3,748,208
2,740,000	H&E Equipment Services, Inc. (b)	5.63%	09/01/25	2,864,437
3,605,000	Herc Holdings, Inc. (a)	5.50%	07/15/27	3,775,246
1,199,000	Iron Mountain, Inc. (a)	4.88%	09/15/27	1,237,755
1,845,000	Iron Mountain, Inc. (a) (b)	5.25%	03/15/28	1,931,438
4,615,000	KAR Auction Services, Inc. (a)	5.13%	06/01/25	4,743,828
3,805,000	ServiceMaster (The) Co. LLC (a) (b)	5.13%	11/15/24	3,940,287
3,650,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (a)	6.75%	06/01/25	3,786,838
3,650,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	3,758,323
				44,052,400
	Technology & Electronics – 6.0%
3,195,000	CDK Global, Inc. (b)	4.88%	06/01/27	3,358,832
590,000	CDW LLC/CDW Finance Corp. (b)	5.50%	12/01/24	659,818
3,475,000	CommScope, Inc. (a)	6.00%	03/01/26	3,650,925
3,150,000	CommScope, Inc. (a) (b)	8.25%	03/01/27	3,242,453
774,000	Dell International LLC/EMC Corp. (a)	5.30%	10/01/29	891,552
4,996,000	Dell International LLC/EMC Corp. (a) (b)	8.35%	07/15/46	6,986,076
1,945,000	Go Daddy Operating Co., LLC/GD Finance Co, Inc. (a) (b)	5.25%	12/01/27	2,043,417
3,105,000	Match Group, Inc. (b)	6.38%	06/01/24	3,261,539
80,000	Match Group, Inc. (a)	5.00%	12/15/27	84,228

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology & Electronics (Continued)
$2,965,000	NCR Corp. (b)	6.38%	12/15/23	$3,046,137
585,000	Presidio Holdings, Inc. (a)	8.25%	02/01/28	602,550
3,019,000	PTC, Inc.	6.00%	05/15/24	3,140,288
2,827,000	Qorvo, Inc. (b)	5.50%	07/15/26	2,994,850
1,045,000	Qorvo, Inc. (a)	4.38%	10/15/29	1,093,984
				35,056,649
	Telecommunications – 10.1%
1,800,000	CenturyLink, Inc. (a)	5.13%	12/15/26	1,858,500
1,515,000	CenturyLink, Inc. (a)	4.00%	02/15/27	1,531,211
720,000	CenturyLink, Inc., Series P	7.60%	09/15/39	780,138
720,000	Embarq Corp.	8.00%	06/01/36	801,522
5,525,000	Equinix, Inc. (b)	5.88%	01/15/26	5,872,799
1,675,000	Equinix, Inc. (b)	5.38%	05/15/27	1,818,464
1,130,000	Frontier Communications Corp. (b)	10.50%	09/15/22	517,328
3,785,000	Frontier Communications Corp. (a)	8.50%	04/01/26	3,886,627
1,080,000	Frontier Communications Corp. (a) (b)	8.00%	04/01/27	1,129,302
2,956,000	Hughes Satellite Systems Corp. (b)	5.25%	08/01/26	3,215,382
5,925,000	Level 3 Financing, Inc. (b)	5.38%	05/01/25	6,129,916
2,850,000	Qualitytech L.P./QTS Finance Corp. (a) (b)	4.75%	11/15/25	2,954,495
1,930,000	SBA Communications Corp. (a)	3.88%	02/15/27	1,961,362
4,545,000	Sprint Capital Corp. (b)	8.75%	03/15/32	5,041,996
570,000	Sprint Communications, Inc. (b)	9.25%	04/15/22	647,128
4,480,000	Sprint Corp.	7.88%	09/15/23	4,768,848
3,685,000	Sprint Corp. (b)	7.63%	03/01/26	3,852,667
2,650,000	Sprint Corp. (a)	7.25%	02/01/28	2,626,812
3,295,000	T-Mobile USA, Inc. (b)	6.00%	03/01/23	3,362,103
2,925,000	T-Mobile USA, Inc.	6.00%	04/15/24	3,018,205
1,400,000	Zayo Group LLC/Zayo Capital, Inc.	6.00%	04/01/23	1,432,669
1,490,000	Zayo Group LLC/Zayo Capital, Inc. (a)	5.75%	01/15/27	1,525,756
				58,733,230
	Transportation – 1.3%
240,936	Continental Airlines 2005-ERJ1 Pass Through Trust	9.80%	04/01/21	248,051
2,910,132	US Airways 2000-3C Pass Through Trust	8.39%	03/01/22	3,106,165
4,331,000	XPO Logistics, Inc. (a) (b)	6.50%	06/15/22	4,414,502
				7,768,718
	Utility – 1.3%
3,715,000	Calpine Corp. (b)	5.75%	01/15/25	3,828,382
865,000	Calpine Corp. (a)	5.25%	06/01/26	895,208
575,000	Calpine Corp. (a)	4.50%	02/15/28	572,844
2,300,000	Pattern Energy Group, Inc. (a)	5.88%	02/01/24	2,369,954
				7,666,388
	Total Corporate Bonds and Notes			534,015,754
	(Cost $520,928,070)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 28.6%
	Automotive – 1.0%
2,000,000	Adient Global Holdings Ltd. (USD) (a) (b)	4.88%	08/15/26	1,890,050
675,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (USD) (a)	6.25%	05/15/26	725,271

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Automotive (Continued)
2,750,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (USD) (a)	8.50%	05/15/27	$2,961,338
				5,576,659
	Banking – 0.5%
2,400,000	Royal Bank of Scotland Group PLC (USD) (b)	5.13%	05/28/24	2,646,292
	Basic Industry – 3.2%
2,700,000	Alcoa Nederland Holding B.V. (USD) (a) (b)	7.00%	09/30/26	2,931,255
1,700,000	Cemex SAB de CV (EUR) (a)	3.13%	03/19/26	1,975,211
2,725,000	Intertape Polymer Group, Inc. (USD) (a) (b)	7.00%	10/15/26	2,889,447
1,900,000	James Hardie International Finance DAC (USD) (a) (b)	5.00%	01/15/28	1,985,590
1,490,000	MMC Norilsk Nickel OJSC via MMC Finance DAC (USD) (a)	6.63%	10/14/22	1,642,005
1,625,000	SPCM S.A. (USD) (a)	4.88%	09/15/25	1,681,859
2,200,000	Stora Enso OYJ (USD) (a)	7.25%	04/15/36	2,673,000
2,975,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (USD) (a)	5.38%	09/01/25	2,795,905
				18,574,272
	Capital Goods – 4.1%
2,825,000	ARD Finance S.A. (USD) (a) (b) (c)	6.50%	06/30/27	2,921,756
535,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (a)	6.00%	02/15/25	560,412
6,360,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (a) (b)	5.25%	08/15/27	6,681,816
890,000	Bombardier, Inc. (USD) (a) (b)	6.00%	10/15/22	874,425
3,568,000	Bombardier, Inc. (USD) (a)	6.13%	01/15/23	3,528,806
5,700,000	Bombardier, Inc. (USD) (a) (b)	7.88%	04/15/27	5,414,857
4,330,000	Titan Acquisition Ltd./Titan Co-Borrower LLC (USD) (a) (b)	7.75%	04/15/26	4,226,849
				24,208,921
	Consumer Goods – 1.7%
2,600,000	JBS Investments II GmbH (USD) (a)	7.00%	01/15/26	2,834,858
2,725,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (USD) (a)	6.50%	04/15/29	3,057,041
1,000,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (USD) (a)	5.50%	01/15/30	1,081,850
1,199,000	MARB BondCo PLC (USD) (d)	6.88%	01/19/25	1,264,244
1,589,000	Minerva Luxembourg S.A. (USD) (a)	6.50%	09/20/26	1,689,746
				9,927,739
	Energy – 1.9%
2,065,000	MEG Energy Corp. (USD) (a)	7.13%	02/01/27	2,050,152
635,000	Petrobras Global Finance B.V. (USD) (b)	7.38%	01/17/27	790,067
1,060,000	Petrobras Global Finance B.V. (USD) (b)	7.25%	03/17/44	1,343,492
5,270,000	Transocean, Inc. (USD) (a) (b)	7.25%	11/01/25	4,980,097
965,000	Transocean, Inc. (USD) (a)	7.50%	01/15/26	911,754
1,315,000	Transocean, Inc. (USD) (a)	8.00%	02/01/27	1,225,646
				11,301,208
	Financial Services – 1.4%
3,256,000	Fairstone Financial, Inc. (USD) (a)	7.88%	07/15/24	3,530,041
4,665,000	Ypso Finance Bis S.A. (USD) (a)	6.00%	02/15/28	4,665,000
				8,195,041

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Healthcare – 3.7%
2,785,000	Bausch Health Cos., Inc. (USD) (a) (b)	6.50%	03/15/22	$2,840,171
296,000	Bausch Health Cos., Inc. (USD) (a)	5.88%	05/15/23	298,775
4,130,000	Bausch Health Cos., Inc. (USD) (a)	9.00%	12/15/25	4,672,062
7,380,000	Bausch Health Cos., Inc. (USD) (a)	7.25%	05/30/29	8,332,463
1,178,000	Bausch Health Cos., Inc. (USD) (a)	5.25%	01/30/30	1,203,033
3,850,000	Teva Pharmaceutical Finance Netherlands III BV (USD) (a)	7.13%	01/31/25	4,060,229
				21,406,733
	Leisure – 2.3%
1,365,000	MGM China Holdings Ltd. (USD) (a)	5.88%	05/15/26	1,415,333
3,205,000	Royal Caribbean Cruises Ltd. (USD) (b)	7.50%	10/15/27	4,117,470
1,305,000	Sands China Ltd. (USD) (b)	4.60%	08/08/23	1,383,809
1,695,000	Sands China Ltd. (USD) (b)	5.13%	08/08/25	1,878,763
4,385,000	Stars Group Holdings B.V./Stars Group U.S. Co-Borrower LLC (USD) (a)	7.00%	07/15/26	4,771,319
				13,566,694
	Media – 2.5%
8,452,000	Altice Luxembourg S.A. (USD) (a) (b)	10.50%	05/15/27	9,788,684
1,820,000	UPC Holding, B.V. (USD) (a)	5.50%	01/15/28	1,896,167
2,760,000	UPCB Finance IV Ltd. (USD) (a)	5.38%	01/15/25	2,832,050
				14,516,901
	Retail – 0.2%
1,000,000	1011778 BC ULC/New Red Finance, Inc. (USD) (a)	4.25%	05/15/24	1,023,335
	Services – 1.8%
2,440,000	GFL Environmental, Inc. (USD) (a)	5.63%	05/01/22	2,471,261
630,000	GFL Environmental, Inc. (USD) (a) (b)	5.38%	03/01/23	644,963
730,000	GFL Environmental, Inc. (USD) (a)	5.13%	12/15/26	753,616
2,345,000	GFL Environmental, Inc. (USD) (a)	8.50%	05/01/27	2,560,388
4,125,000	Ritchie Bros. Auctioneers, Inc. (USD) (a) (b)	5.38%	01/15/25	4,293,444
				10,723,672
	Technology & Electronics – 0.6%
3,060,000	Sensata Technologies UK Financing Co., PLC (USD) (a) (b)	6.25%	02/15/26	3,219,120
	Telecommunications – 3.7%
1,240,000	Altice Financing S.A. (USD) (a)	5.00%	01/15/28	1,220,172
4,300,000	Altice France S.A./France (USD) (a)	7.38%	05/01/26	4,587,799
2,485,000	Altice France S.A./France (USD) (a)	5.50%	01/15/28	2,542,453
2,225,000	DKT Finance ApS (USD) (a) (b)	9.38%	06/17/23	2,381,751
625,000	Intelsat Jackson Holdings S.A. (USD)	5.50%	08/01/23	502,866
3,925,000	Intelsat Jackson Holdings S.A. (USD) (a)	8.00%	02/15/24	4,024,754
2,150,000	Intelsat Jackson Holdings S.A. (USD) (a)	9.75%	07/15/25	1,837,358
3,540,000	Telecom Italia Capital S.A. (USD) (b)	7.72%	06/04/38	4,607,841
				21,704,994
	Total Foreign Corporate Bonds and Notes			166,591,581
	(Cost $158,880,517)

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES – 6.4%
	Automotive – 0.9%
4,935,000	General Motors Financial Co., Inc., Series A (USD) (b) (e)	5.75%	(f)	$4,971,100
	Banking – 3.7%
2,940,000	Bank of America Corp., Series DD (USD) (e)	6.30%	(f)	3,425,703
3,000,000	Barclays Bank PLC (EUR) (d) (e)	4.75%	(f)	3,292,131
4,475,000	Citigroup, Inc., Series M (USD) (e)	6.30%	(f)	4,861,215
3,935,000	Citigroup, Inc., Series V (USD) (e)	4.70%	(f)	4,016,159
1,225,000	Credit Suisse Group AG (USD) (a) (e)	5.10%	(f)	1,238,781
3,500,000	Goldman Sachs Group (The), Inc., Series P (USD) (e)	5.00%	(f)	3,559,535
795,000	RBS Capital Trust II (USD) (e)	6.43%	(f)	1,134,145
				21,527,669
	Capital Goods – 0.4%
3,210,000	Textron Financial Corp., 3 Mo. LIBOR + 1.74% (USD) (a) (g)	3.89%	02/15/42	2,621,607
	Insurance – 1.4%
5,400,000	Hartford Financial Services Group (The), Inc. , 3 Mo. LIBOR + 2.13% (USD) (a) (b) (g)	4.03%	02/12/47	5,206,923
3,500,000	Lincoln National Corp. , 3 Mo. LIBOR + 2.36% (USD) (b) (g)	4.26%	05/17/66	3,156,107
				8,363,030
	Total Capital Preferred Securities			37,483,406
	(Cost $36,384,166)
Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 2.7%
	Energy – 0.5%
$974,257	Crestwood Holdings LLC, Term Loan B, 1 Mo. LIBOR + 7.50%, 0.00% Floor	9.16%	03/06/23	913,980
1,957,500	Stonepeak Lonestar Holdings LLC, Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	6.34%	10/19/26	1,967,287
				2,881,267
	Healthcare – 1.0%
5,846,421	Ortho-Clinical Diagnostics S.A., Term Loan B3, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.01%	06/30/25	5,778,837
	Insurance – 0.2%
1,000,000	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.90%	04/25/25	1,006,880
	Leisure – 1.0%
5,984,733	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	12/22/24	5,978,569
	Total Senior Floating-Rate Loan Interests			15,645,553
	(Cost $15,652,294)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.6%
	Collateralized Mortgage Obligations – 0.0%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
21,062	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (j)	29.51%	06/25/37	43,240

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities – 0.6%
	Securitized Asset Backed Receivables LLC Trust
$7,277,732	Series 2006-FR4, Class A2A, 1 Mo. LIBOR + 0.08% (g)	1.90%	08/25/36	$3,187,578
	Total Mortgage-Backed Securities			3,230,818
	(Cost $5,124,147)
ASSET-BACKED SECURITIES – 0.0%
	Keycorp Student Loan Trust,
194,255	Series 2000-A, Class A2, 3 Mo. LIBOR + 0.32% (g)	2.45%	05/25/29	193,831
	(Cost $185,582)

Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (k) (l) (m) (n)	108,110
	Utility – 0.1%
13,918	Vistra Energy Corp.	313,434
	Total Common Stocks	421,544
	(Cost $997,888)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Energy Corp. (l) (n)	14,384
	(Cost $22,917)

	Total Investments – 129.9%			757,596,871
	(Cost $738,175,581) (o)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT - (21.7)%
$(91,950,000)	United States Treasury Note	1.38%	09/30/23	(92,179,916)
(32,000,000)	United States Treasury Note	2.88%	05/31/25	(34,497,500)
	Total U.S. Government Bonds Sold Short			(126,677,416)
	(Proceeds $121,103,302)
CORPORATE BONDS SOLD SHORT – (2.5)%
	Healthcare – (0.3)%
(1,500,000)	DaVita, Inc.	5.00%	05/01/25	(1,539,323)
	Leisure – (0.7)%
(4,000,000)	Caesars Resort Collection LLC/CRC Finco, Inc. (a)	5.25%	10/15/25	(4,069,600)
	Media – (0.9)%
(5,145,000)	Netflix, Inc.	4.38%	11/15/26	(5,416,913)
	Technology & Electronics – (0.6)%
(2,930,000)	Amkor Technology, Inc. (a)	6.63%	09/15/27	(3,188,133)
	Total Corporate Bonds Sold Short			(14,213,969)
	(Proceeds $13,525,506)

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS SOLD SHORT – (0.5)%
	Basic Industry – (0.5)%
$(2,900,000)	FMG Resources (August 2006) Pty Ltd. (USD) (a)	5.13%	05/15/24	$(3,076,421)
	(Proceeds $3,026,975)
	Total Investments Sold Short – (24.7)%			(143,967,806)
	(Proceeds $137,655,783)

Outstanding Loan – (9.0)%	(52,590,120)
Net Other Assets and Liabilities – 3.8%	22,300,037
Net Assets – 100.0%	$583,338,982

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2020	Sale Value as of 1/31/2020	Unrealized Appreciation/ (Depreciation)
05/04/20	JPM	USD	5,853,034	EUR	5,284,000	$ 5,853,034	$ 5,893,867	$ (40,833)

Counterparty Abbreviations
JPM	JPMorgan Chase

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $493,628,202 of total investments and $(10,334,154) of total investments sold short, or 84.6% and (1.8)% of net assets, respectively.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 6.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2019 to January 31, 2020), this security paid all of its interest in cash.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Perpetual maturity.
(g)	Floating or variable rate security.
(h)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate.
(i)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(j)	Inverse floating rate security.
(k)	This security is fair valued by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2020, securities noted as such are valued at $108,110 or 0.0% of net assets.
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Fund’s Sub-Advisor.
(m)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(n)	Non-income producing security.
(o)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,675,311 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,606,877. The net unrealized appreciation was $13,068,434. The amounts presented are inclusive of investments sold short and derivative contracts.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 534,015,754	$ —	$ 534,015,754	$ —
Foreign Corporate Bonds and Notes*	166,591,581	—	166,591,581	—
Capital Preferred Securities*	37,483,406	—	37,483,406	—
Senior Floating-Rate Loan Interests*	15,645,553	—	15,645,553	—
Mortgage-Backed Securities	3,230,818	—	3,230,818	—
Asset-Backed Securities	193,831	—	193,831	—
Common Stocks:
Energy	108,110	—	—	108,110
Utility	313,434	313,434	—	—
Rights*	14,384	—	14,384	—
Total Investments	$ 757,596,871	$ 313,434	$ 757,175,327	$ 108,110
LIABILITIES TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$ (126,677,416)	$ —	$ (126,677,416)	$ —
Corporate Bonds Sold Short*	(14,213,969)	—	(14,213,969)	—
Foreign Corporate Bonds Sold Short*	(3,076,421)	—	(3,076,421)	—
Forward Foreign Currency Contracts	(40,833)	—	(40,833)	—
Total	$ (144,008,639)	$—	$ (144,008,639)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee. These values are based on unobservable and non-quantitative inputs.